PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment, Net [Abstract]
Furniture and Fixtures	$ 219,871	$ 219,871
Equipment	18,588	16,155
Property, Plant and Equipment, Gross, Total	238,459	236,026
Less: Accumulated depreciation	230,621	161,205
Property, Plant and Equipment, Net, Total	7,838	74,821
Depreciation of property and equipment	$ 69,415	$ 69,253